Property of Plant and Equipment - Summary of Breakdown of Property, Plant and Equipment (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 4,880,927,203
Ending balance	5,978,676,491	$ 4,880,927,203
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,376,720,986	5,154,305,288
Effect of foreign currency exchange differences	539,243,204
Business combination under common control (Note 16)		2,306,544,820
Additions	1,309,409,828	923,040,473
Disposals	(8,067,569)	(7,169,595)
Ending balance	10,217,306,449	8,376,720,986
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,495,793,783)	(2,630,838,060)
Effect of foreign currency exchange differences	(108,904,724)
Business combination under common control (Note 16)		(370,265,384)
Depreciation charge	(641,358,479)	5,537,633
Disposals	7,427,028	(500,227,972)
Ending balance	(4,238,629,958)	(3,495,793,783)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	36,162,817
Ending balance	37,642,361	36,162,817
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	36,162,817	30,126,726
Effect of foreign currency exchange differences	1,479,544
Business combination under common control (Note 16)		6,486,368
Disposals		(450,277)
Ending balance	37,642,361	36,162,817
Plant and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	744,839,769
Ending balance	790,301,574	744,839,769
Plant and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,652,471,388	1,549,752,475
Effect of foreign currency exchange differences	4,706
Business combination under common control (Note 16)		28,336
Transfers	106,764,112	102,690,577
Ending balance	1,759,240,206	1,652,471,388
Plant and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(907,631,619)	(859,137,796)
Effect of foreign currency exchange differences	(4,706)
Business combination under common control (Note 16)		(28,336)
Depreciation charge	(61,302,307)
Disposals		(48,465,487)
Ending balance	(968,938,632)	(907,631,619)
Machinery, equipment and spare parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,959,823,921
Ending balance	3,722,384,044	2,959,823,921
Machinery, equipment and spare parts [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,452,919,824	2,099,981,800
Effect of foreign currency exchange differences	497,424,954
Business combination under common control (Note 16)		2,158,470,335
Disposals		(618,137)
Transfers	609,984,631	195,085,826
Ending balance	5,560,329,409	4,452,919,824
Machinery, equipment and spare parts [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,493,095,903)	(1,053,283,647)
Effect of foreign currency exchange differences	(104,105,141)
Business combination under common control (Note 16)		(364,045,860)
Depreciation charge	(240,844,321)	470,870
Disposals		(76,237,266)
Ending balance	(1,837,945,365)	(1,493,095,903)
Transport and Load Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	287,181,987
Ending balance	439,139,338	287,181,987
Transport and Load Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	568,605,094	480,908,249
Effect of foreign currency exchange differences	687,099
Business combination under common control (Note 16)		3,127,920
Additions	207,735,655	90,649,867
Disposals	(8,067,569)	(6,080,942)
Ending balance	768,960,279	568,605,094
Transport and Load Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(281,423,107)	(241,131,264)
Effect of foreign currency exchange differences	(521,145)
Business combination under common control (Note 16)		(3,084,505)
Depreciation charge	(55,303,717)	5,052,477
Disposals	7,427,028	(42,259,815)
Ending balance	(329,820,941)	(281,423,107)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,810,449
Ending balance	16,920,388	13,810,449
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	129,144,565	123,311,403
Effect of foreign currency exchange differences	473,669
Business combination under common control (Note 16)		2,061,912
Additions	6,229,778
Disposals		(20,239)
Transfers		3,791,489
Ending balance	135,848,012	129,144,565
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(115,334,116)	(110,151,232)
Effect of foreign currency exchange differences	(214,576)
Business combination under common control (Note 16)		(1,332,248)
Depreciation charge	(3,378,932)	14,286
Disposals		(3,864,922)
Ending balance	(118,927,624)	(115,334,116)
Quarries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	429,197,452
Ending balance	579,601,085	429,197,452
Quarries [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,107,497,750	589,358,349
Effect of foreign currency exchange differences	30,792,831
Business combination under common control (Note 16)		134,996,703
Additions	400,489,338	383,142,698
Ending balance	1,538,779,919	1,107,497,750
Quarries [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(678,300,298)	(350,179,193)
Effect of foreign currency exchange differences	(4,159,156)
Business combination under common control (Note 16)		(1,774,435)
Depreciation charge	(276,719,380)
Disposals		(326,346,670)
Ending balance	(959,178,834)	(678,300,298)
Tools and Devices [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,395,746
Ending balance	14,827,210	11,395,746
Tools and Devices [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31,404,486	25,140,153
Additions	7,241,286	6,264,333
Ending balance	38,645,772	31,404,486
Tools and Devices [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(20,008,740)	(16,954,928)
Depreciation charge	(3,809,822)
Disposals		(3,053,812)
Ending balance	(23,818,562)	(20,008,740)
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	398,515,062
Ending balance	377,860,491	398,515,062
Work in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	398,515,062	255,726,133
Effect of foreign currency exchange differences	8,380,401
Business combination under common control (Note 16)		1,373,246
Additions	687,713,771	442,983,575
Transfers	(716,748,743)	(301,567,892)
Ending balance	$ 389,886,273	$ 398,515,062